NET (LOSS) INCOME PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Numerator:
Net (loss) income attributable to AirMedia Group Inc.'s ordinary shareholders		$ (65,625)	$ 149,647	$ (25,695)
Continuing operations		(65,625)	(70,651)	(45,306)
Discontinued operations		$ 0	$ 220,298	$ 19,611
Weighted average ordinary shares outstanding used in computing net (loss) income per ordinary share
- basic		125,277,056	121,740,194	119,304,773
- diluted		125,277,056	129,372,158	119,304,773
Basic
Continuing operations		125,277,056	121,740,194	119,304,773
Discontinued operations			121,740,194	119,304,773
Diluted
Continuing operations	[1]	125,277,056	121,740,194	119,304,773
Discontinued operations	[2]		129,372,158	119,924,927
Net (loss) income per ordinary share
-basic		$ (0.52)	$ 1.23	$ (0.22)
-diluted		(0.52)	1.16	(0.22)
Net (loss) income per ordinary share from continuing operations
-basic		(0.52)	(0.58)	(0.38)
-diluted		(0.52)	(0.58)	(0.38)
Net income per ordinary share from discontinued operations
-basic		0	1.81	0.16
-diluted		$ 0	$ 1.70	$ 0.16

[1]	The effect of options was excluded from the computation of diluted loss per share from continuing operations for the years ended December 31, 2014, 2015 and 2016, respectively, as the effect would be anti-dilutive.
[2]	An incremental weighted average number of 620,154, 7,631,964 and Nil ordinary shares from assumed exercise of share option were included in computing the diluted income per share for the discontinued operations for the years ended December 31, 2014, 2015 and 2016, respectively.